Annual Fund Operating Expenses - Allspring Multi-Asset Funds	Sep. 30, 2025
(Allspring Diversified Capital Builder Fund)
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
(Allspring Diversified Capital Builder Fund) | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.48%
Expenses (as a percentage of Assets)	1.08%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.08%	[1]
(Allspring Diversified Capital Builder Fund) | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.48%
Expenses (as a percentage of Assets)	1.83%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.83%	[1]
(Allspring Diversified Capital Builder Fund) | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.76%	[1]
(Allspring Diversified Income Builder Fund)
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
(Allspring Diversified Income Builder Fund) | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.55%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	(0.26%)
Net Expenses (as a percentage of Assets)	0.85%	[2]
(Allspring Diversified Income Builder Fund) | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.55%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.86%
Fee Waiver or Reimbursement	(0.26%)
Net Expenses (as a percentage of Assets)	1.60%	[2]
(Allspring Diversified Income Builder Fund) | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.69%
Fee Waiver or Reimbursement	(0.26%)
Net Expenses (as a percentage of Assets)	0.43%	[2]
(Allspring Diversified Income Builder Fund) | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.79%
Fee Waiver or Reimbursement	(0.26%)
Net Expenses (as a percentage of Assets)	0.53%	[2]
(Allspring Index Asset Allocation Fund)
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
(Allspring Index Asset Allocation Fund) | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.47%
Expenses (as a percentage of Assets)	1.08%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	1.07%	[3]
(Allspring Index Asset Allocation Fund) | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.47%
Expenses (as a percentage of Assets)	1.83%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	1.82%	[3]
(Allspring Index Asset Allocation Fund) | Administrator Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	(0.11%)
Net Expenses (as a percentage of Assets)	0.90%	[3]
(Allspring Index Asset Allocation Fund) | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.75%	[3]

[1]
2.	The Manager has contractually committed through January 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.11% for Class A, 1.86% for Class C and 0.78% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[2]
2.	The Manager has contractually committed through January 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.84% for Class A, 1.59% for Class C, 0.42% for Class R6 and 0.52% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[3]
2.	The Manager has contractually committed through January 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.07% for Class A, 1.82% for Class C, 0.90% for Administrator Class and 0.75% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.